Schedule of Investments (unaudited)
December 31, 2022
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.(a)	543,464	$ 24,401,534
Kaman Corp.	453,280	10,108,144
Moog, Inc., Class A	183,947	16,143,189
National Presto Industries, Inc.	83,211	5,696,625
Park Aerospace Corp.	147,868	1,982,910
Triumph Group, Inc.(a)	1,057,914	11,129,255
		69,461,657
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.(a)(b)	231,151	23,300,021
Hub Group, Inc., Class A(a)(b)	290,375	23,081,909
		46,381,930
Airlines — 0.6%
Allegiant Travel Co.(a)	255,335	17,360,227
Hawaiian Holdings, Inc.(a)(b)	837,504	8,592,791
SkyWest, Inc.(a)	822,688	13,582,579
		39,535,597
Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc.(a)(b)	1,862,630	14,565,767
Gentherm, Inc.(a)	210,515	13,744,524
LCI Industries	207,472	19,180,786
Motorcar Parts of America, Inc.(a)(b)	319,947	3,794,572
Patrick Industries, Inc.	350,090	21,215,454
Standard Motor Products, Inc.	305,533	10,632,548
		83,133,651
Automobiles — 0.2%
Winnebago Industries, Inc.(b)	269,006	14,176,616
Banks — 7.7%
Ameris Bancorp	392,867	18,519,750
Banc of California, Inc.	725,381	11,555,319
BankUnited, Inc.	1,091,959	37,093,847
Berkshire Hills Bancorp, Inc.	306,895	9,176,161
Brookline Bancorp, Inc.	811,671	11,485,145
Central Pacific Financial Corp.	211,998	4,299,319
Columbia Banking System, Inc.	612,639	18,458,813
Community Bank System, Inc.	376,080	23,674,236
Customers Bancorp, Inc.(a)(b)	128,399	3,638,828
Eagle Bancorp, Inc.	182,903	8,060,535
FB Financial Corp.	286,650	10,359,531
First Bancorp/Southern Pines NC	231,294	9,908,635
First Commonwealth Financial Corp.	593,560	8,292,033
First Financial Bancorp	689,708	16,711,625
First Hawaiian, Inc.	996,551	25,950,188
Hilltop Holdings, Inc.(b)	745,687	22,378,067
HomeStreet, Inc.	224,249	6,184,787
Hope Bancorp, Inc.	1,674,253	21,447,181
Independent Bank Corp.	355,543	30,018,496
Independent Bank Group, Inc.(b)	576,095	34,611,788
National Bank Holdings Corp., Class A	196,029	8,246,940
Northwest Bancshares, Inc.	986,947	13,797,519
Pacific Premier Bancorp, Inc.	989,886	31,240,802
Pathward Financial, Inc.	35,546	1,530,255
Renasant Corp.	784,030	29,471,688
S&T Bancorp, Inc.	196,226	6,707,005
Seacoast Banking Corp. of Florida(b)	413,067	12,883,560
Simmons First National Corp., Class A	1,798,159	38,804,271
Southside Bancshares, Inc.	168,758	6,073,600
Tompkins Financial Corp.	73,451	5,698,329
Triumph Financial, Inc.(a)(b)	143,237	6,999,992
Trustmark Corp.	306,655	10,705,326
Security	Shares	Value
Banks (continued)
United Community Banks, Inc.	537,687	$ 18,173,821
Veritex Holdings, Inc.	152,701	4,287,844
		526,445,236
Beverages — 0.1%
National Beverage Corp.(a)	122,235	5,687,595
Biotechnology — 1.1%
Anika Therapeutics, Inc.(a)(b)	115,783	3,427,177
Avid Bioservices, Inc.(a)	316,666	4,360,491
Coherus Biosciences, Inc.(a)	520,995	4,126,280
Eagle Pharmaceuticals, Inc.(a)(b)	55,590	1,624,896
Emergent BioSolutions, Inc.(a)(b)	724,282	8,553,770
Enanta Pharmaceuticals, Inc.(a)	193,742	9,012,878
Ironwood Pharmaceuticals, Inc., Class A(a)(b)	804,421	9,966,776
Myriad Genetics, Inc.(a)	1,317,641	19,118,971
Organogenesis Holdings, Inc., Class A(a)(b)	1,170,474	3,148,575
Progenics Pharmaceuticals, Inc., CVR(a)(b)(c)	181,178	2
Vanda Pharmaceuticals, Inc.(a)	925,093	6,836,437
Vericel Corp.(a)(b)	331,256	8,725,283
		78,901,536
Building Products — 1.6%
American Woodmark Corp.(a)(b)	270,264	13,205,099
Apogee Enterprises, Inc.	156,064	6,938,605
Gibraltar Industries, Inc.(a)(b)	503,598	23,105,076
Insteel Industries, Inc.	170,158	4,682,748
Masterbrand, Inc.(a)(b)	2,106,702	15,905,600
Quanex Building Products Corp.	233,260	5,523,597
Resideo Technologies, Inc.(a)	2,375,826	39,082,338
		108,443,063
Capital Markets — 0.5%
B Riley Financial, Inc.	133,749	4,574,216
Brightsphere Investment Group, Inc.	254,596	5,239,586
Donnelley Financial Solutions, Inc.(a)(b)	204,315	7,896,775
Virtus Investment Partners, Inc.	54,247	10,385,045
WisdomTree, Inc.	793,324	4,323,616
		32,419,238
Chemicals — 2.1%
AdvanSix, Inc.(b)	448,234	17,041,857
FutureFuel Corp.	179,614	1,460,262
HB Fuller Co.(b)	312,081	22,351,241
Koppers Holdings, Inc.	340,330	9,597,306
Mativ Holdings, Inc.	896,534	18,737,561
Minerals Technologies, Inc.	529,166	32,130,959
Rayonier Advanced Materials, Inc.(a)	1,043,201	10,014,730
Stepan Co.	120,216	12,798,195
Tredegar Corp.	412,974	4,220,594
Trinseo PLC	568,747	12,916,244
		141,268,949
Commercial Services & Supplies — 3.9%
ABM Industries, Inc.	1,077,216	47,849,935
Brady Corp., Class A, NVS	264,092	12,438,733
CoreCivic, Inc.(a)	1,875,293	21,678,387
Deluxe Corp.	701,970	11,919,451
GEO Group, Inc.(a)	1,738,911	19,041,075
Harsco Corp.(a)(b)	1,296,543	8,155,255
Healthcare Services Group, Inc.	1,204,638	14,455,656
HNI Corp.	674,946	19,188,715
Interface, Inc., Class A(b)	947,816	9,354,944
KAR Auction Services, Inc.(a)(b)	1,776,163	23,178,927
Matthews International Corp., Class A	497,632	15,147,918
MillerKnoll, Inc.	1,231,788	25,879,866

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Pitney Bowes, Inc.	2,083,630	$ 7,917,794
UniFirst Corp.	100,520	19,399,355
Viad Corp.(a)	336,773	8,213,894
		263,819,905
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.	357,972	6,726,294
Comtech Telecommunications Corp.	453,129	5,500,986
NETGEAR, Inc.(a)(b)	467,516	8,466,715
Viavi Solutions, Inc.(a)	1,773,253	18,636,889
		39,330,884
Construction & Engineering — 0.8%
Arcosa, Inc.	267,312	14,525,734
Granite Construction, Inc.(b)	712,978	25,004,138
MYR Group, Inc.(a)	135,068	12,435,711
		51,965,583
Consumer Finance — 1.5%
Bread Financial Holdings, Inc.	329,366	12,403,924
Encore Capital Group, Inc.(a)(b)	380,251	18,229,233
Enova International, Inc.(a)	513,303	19,695,436
EZCORP, Inc., Class A, NVS(a)(b)	868,492	7,078,210
LendingTree, Inc.(a)(b)	175,819	3,750,219
PRA Group, Inc.(a)(b)	633,769	21,408,717
PROG Holdings, Inc.(a)	813,506	13,740,116
World Acceptance Corp.(a)	54,592	3,599,796
		99,905,651
Containers & Packaging — 0.3%
O-I Glass, Inc.(a)	1,366,224	22,638,332
Diversified Consumer Services — 0.6%
Frontdoor, Inc.(a)(b)	636,080	13,230,464
Mister Car Wash, Inc.(a)(b)	634,994	5,860,994
Perdoceo Education Corp.(a)(b)	407,082	5,658,440
Strategic Education, Inc.	155,650	12,190,508
WW International, Inc.(a)	886,801	3,423,052
		40,363,458
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	286,038	16,327,049
Consolidated Communications Holdings, Inc.(a)(b)	1,212,126	4,339,411
		20,666,460
Electrical Equipment — 0.3%
AZZ, Inc.	405,973	16,320,115
Powell Industries, Inc.	148,586	5,227,255
		21,547,370
Electronic Equipment, Instruments & Components — 3.9%
Arlo Technologies, Inc.(a)(b)	736,591	2,585,434
Benchmark Electronics, Inc.	571,949	15,265,319
ePlus, Inc.(a)	227,916	10,092,121
FARO Technologies, Inc.(a)(b)	306,131	9,003,313
Insight Enterprises, Inc.(a)(b)	493,435	49,476,727
Itron, Inc.(a)(b)	735,988	37,277,792
Knowles Corp.(a)(b)	1,482,945	24,349,957
Methode Electronics, Inc.	285,548	12,669,765
OSI Systems, Inc.(a)(b)	124,366	9,889,584
PC Connection, Inc.	184,268	8,642,169
Rogers Corp.(a)	189,875	22,659,683
Sanmina Corp.(a)	506,253	29,003,234
ScanSource, Inc.(a)	409,725	11,972,165
TTM Technologies, Inc.(a)(b)	1,661,924	25,061,814
		267,949,077
Security	Shares	Value
Energy Equipment & Services — 2.5%
Archrock, Inc.	2,175,985	$ 19,540,345
Bristow Group, Inc.(a)(b)	383,543	10,405,522
Core Laboratories NV(b)	393,713	7,980,563
DMC Global, Inc.(a)	304,346	5,916,486
Dril-Quip, Inc.(a)(b)	260,823	7,086,561
Helix Energy Solutions Group, Inc.(a)(b)	2,320,366	17,124,301
Helmerich & Payne, Inc.	720,485	35,714,441
Nabors Industries Ltd.(a)	46,788	7,246,058
Oceaneering International, Inc.(a)	458,825	8,024,849
Oil States International, Inc.(a)(b)	1,043,761	7,786,457
Patterson-UTI Energy, Inc.	1,128,165	18,998,299
ProPetro Holding Corp.(a)	1,564,572	16,224,612
U.S. Silica Holdings, Inc.(a)	514,411	6,430,137
		168,478,631
Entertainment — 0.3%
Cinemark Holdings, Inc.(a)(b)	1,742,694	15,091,730
Marcus Corp.(b)	399,112	5,743,222
		20,834,952
Equity Real Estate Investment Trusts (REITs) — 10.5%
Acadia Realty Trust	1,030,727	14,790,932
Agree Realty Corp.	446,480	31,668,826
Alexander & Baldwin, Inc.	1,179,585	22,093,627
American Assets Trust, Inc.	848,959	22,497,414
Armada Hoffler Properties, Inc.	383,498	4,410,227
Brandywine Realty Trust	2,448,087	15,055,735
CareTrust REIT, Inc.	599,981	11,147,647
Centerspace	245,015	14,375,030
Chatham Lodging Trust(b)	794,863	9,752,969
Community Healthcare Trust, Inc.	154,236	5,521,649
DiamondRock Hospitality Co.	3,404,571	27,883,437
Easterly Government Properties, Inc.(b)	1,480,743	21,130,203
Elme Communities	1,423,054	25,330,361
Essential Properties Realty Trust, Inc.	2,315,214	54,338,073
Four Corners Property Trust, Inc.	450,443	11,679,987
Franklin Street Properties Corp.	1,510,749	4,124,345
Getty Realty Corp.(b)	248,464	8,410,506
Global Net Lease, Inc.	1,693,010	21,281,136
Hersha Hospitality Trust, Class A	539,495	4,596,497
Hudson Pacific Properties, Inc.	2,092,231	20,357,408
Industrial Logistics Properties Trust	1,079,194	3,528,964
iStar, Inc.	1,411,371	10,768,761
LTC Properties, Inc.	231,173	8,213,577
LXP Industrial Trust	4,483,549	44,925,161
NexPoint Residential Trust, Inc.	174,443	7,591,759
Office Properties Income Trust	785,680	10,488,828
Orion Office REIT, Inc.	916,217	7,824,493
Outfront Media, Inc.	1,096,064	18,172,741
Retail Opportunity Investments Corp.	2,029,607	30,504,993
RPT Realty	1,387,236	13,927,849
Safehold, Inc.	394,646	11,294,769
Saul Centers, Inc.	91,445	3,719,983
Service Properties Trust	2,690,268	19,612,054
SITE Centers Corp.	3,011,437	41,136,229
Summit Hotel Properties, Inc.	1,747,765	12,618,863
Sunstone Hotel Investors, Inc.(b)	3,421,270	33,049,468
Tanger Factory Outlet Centers, Inc.	763,476	13,696,759
Uniti Group, Inc.	2,121,929	11,734,267
Universal Health Realty Income Trust	73,298	3,498,514
Urban Edge Properties	935,677	13,183,689
Urstadt Biddle Properties, Inc., Class A(b)	211,350	4,005,083
Veris Residential, Inc.(a)	568,239	9,052,047

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Whitestone REIT(b)	758,119	$ 7,308,267
Xenia Hotels & Resorts, Inc.	1,852,620	24,417,532
		714,720,659
Food & Staples Retailing — 1.4%
Andersons, Inc.	283,997	9,937,055
Chefs’ Warehouse, Inc.(a)(b)	211,359	7,034,028
PriceSmart, Inc.	408,136	24,806,506
SpartanNash Co.	573,567	17,344,666
United Natural Foods, Inc.(a)	949,926	36,771,635
		95,893,890
Food Products — 1.3%
B&G Foods, Inc.	1,171,272	13,059,683
Calavo Growers, Inc.	288,918	8,494,189
Fresh Del Monte Produce, Inc.	498,099	13,045,213
Hain Celestial Group, Inc.(a)(b)	1,452,259	23,497,551
John B Sanfilippo & Son, Inc.	57,175	4,649,471
Seneca Foods Corp., Class A(a)(b)	86,749	5,287,351
TreeHouse Foods, Inc.(a)(b)	434,972	21,478,917
		89,512,375
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	94,384	11,154,301
Northwest Natural Holding Co.	205,876	9,797,639
		20,951,940
Health Care Equipment & Supplies — 3.3%
AngioDynamics, Inc.(a)	638,184	8,787,794
Artivion, Inc.(a)	657,738	7,971,785
Avanos Medical, Inc.(a)	756,057	20,458,902
Cardiovascular Systems, Inc.(a)	677,546	9,228,176
CONMED Corp.(b)	252,778	22,406,242
Cutera, Inc.(a)(b)	85,228	3,768,782
Embecta Corp.	500,988	12,669,986
Glaukos Corp.(a)	256,260	11,193,437
Heska Corp.(a)	165,709	10,300,471
Inogen, Inc.(a)	374,080	7,373,117
Integer Holdings Corp.(a)(b)	539,742	36,950,737
LeMaitre Vascular, Inc.(b)	98,583	4,536,790
Mesa Laboratories, Inc.(b)	31,245	5,193,231
NuVasive, Inc.(a)	849,433	35,030,617
OraSure Technologies, Inc.(a)	1,188,357	5,727,881
Orthofix Medical, Inc.(a)(b)	323,681	6,645,171
Surmodics, Inc.(a)	108,441	3,700,007
Varex Imaging Corp.(a)(b)	649,153	13,177,806
Zimvie, Inc.(a)	345,458	3,226,578
		228,347,510
Health Care Providers & Services — 2.8%
Agiliti, Inc.(a)(b)	300,618	4,903,080
Apollo Medical Holdings, Inc.(a)(b)	645,622	19,103,955
Community Health Systems, Inc.(a)	2,044,541	8,832,417
CorVel Corp.(a)	52,300	7,600,759
Enhabit, Inc.(a)	807,728	10,629,700
Fulgent Genetics, Inc.(a)	177,662	5,290,774
Joint Corp.(a)(b)	91,674	1,281,603
ModivCare, Inc.(a)(b)	206,893	18,564,509
Owens & Minor, Inc.	1,243,030	24,276,376
Pediatrix Medical Group, Inc.(a)(b)	1,332,117	19,795,259
Pennant Group, Inc.(a)(b)	461,909	5,071,761
RadNet, Inc.(a)	792,770	14,927,859
Select Medical Holdings Corp.	1,695,969	42,110,910
U.S. Physical Therapy, Inc.	82,834	6,712,039
		189,101,001
Security	Shares	Value
Health Care Technology — 0.2%
Computer Programs and Systems, Inc.(a)	110,689	$ 3,012,955
HealthStream, Inc.(a)	143,419	3,562,528
OptimizeRx Corp.(a)(b)	116,548	1,958,006
Simulations Plus, Inc.(b)	87,427	3,197,205
		11,730,694
Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants, Inc.(a)(b)	380,820	10,046,032
Bloomin’ Brands, Inc.(b)	599,755	12,067,071
Brinker International, Inc.(a)(b)	715,975	22,846,762
Cheesecake Factory, Inc.(b)	777,579	24,657,030
Chuy’s Holdings, Inc.(a)(b)	136,294	3,857,120
Dave & Buster’s Entertainment, Inc.(a)	300,713	10,657,269
Dine Brands Global, Inc.	102,461	6,618,981
El Pollo Loco Holdings, Inc.(b)	324,340	3,230,426
Golden Entertainment, Inc.(a)	140,196	5,243,330
Ruth’s Hospitality Group, Inc.	239,724	3,710,928
Shake Shack, Inc., Class A(a)	285,167	11,842,985
Six Flags Entertainment Corp.(a)	687,124	15,975,633
		130,753,567
Household Durables — 4.1%
Century Communities, Inc.(b)	459,794	22,994,298
Installed Building Products, Inc.	129,750	11,106,600
iRobot Corp.(a)	444,147	21,376,795
La-Z-Boy, Inc.	702,679	16,035,135
LGI Homes, Inc.(a)	334,007	30,929,048
M/I Homes, Inc.(a)	445,995	20,596,049
MDC Holdings, Inc.	929,205	29,362,878
Meritage Homes Corp.(a)	595,431	54,898,739
Sonos, Inc.(a)(b)	2,073,401	35,040,477
Tri Pointe Homes, Inc.(a)	1,644,580	30,572,742
Universal Electronics, Inc.(a)	198,015	4,120,692
		277,033,453
Household Products — 0.4%
Central Garden & Pet Co.(a)	83,709	3,134,902
Central Garden & Pet Co., Class A, NVS(a)(b)	350,632	12,552,626
WD-40 Co.(b)	77,315	12,463,951
		28,151,479
Insurance — 3.4%
Ambac Financial Group, Inc.(a)	731,803	12,762,644
American Equity Investment Life Holding Co.	543,270	24,783,978
AMERISAFE, Inc.	140,829	7,318,883
Assured Guaranty Ltd.	477,728	29,743,345
Employers Holdings, Inc.	216,274	9,327,898
Genworth Financial, Inc., Class A(a)	7,058,725	37,340,655
HCI Group, Inc.	113,966	4,511,914
Horace Mann Educators Corp.	573,102	21,416,822
James River Group Holdings Ltd.	527,798	11,036,256
Mercury General Corp.	432,151	14,779,564
ProAssurance Corp.	756,200	13,210,814
Safety Insurance Group, Inc.	102,168	8,608,676
SiriusPoint Ltd.(a)	1,374,234	8,107,981
Stewart Information Services Corp.	276,807	11,827,963
United Fire Group, Inc.(b)	350,862	9,599,584
Universal Insurance Holdings, Inc.	444,649	4,708,833
		229,085,810
Interactive Media & Services — 0.4%
QuinStreet, Inc.(a)(b)	396,867	5,695,042
Shutterstock, Inc.	203,227	10,714,127
Yelp, Inc.(a)	476,066	13,015,644
		29,424,813

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet & Direct Marketing Retail — 0.1%
Liquidity Services, Inc.(a)(b)	196,877	$ 2,768,091
PetMed Express, Inc.	344,630	6,099,951
		8,868,042
IT Services — 1.0%
EVERTEC, Inc.	371,388	12,025,543
Payoneer Global, Inc.(a)(b)	1,853,523	10,138,771
Perficient, Inc.(a)(b)	243,091	16,975,044
Sabre Corp.(a)	3,310,342	20,457,914
TTEC Holdings, Inc.	154,316	6,809,965
Unisys Corp.(a)	1,110,651	5,675,427
		72,082,664
Leisure Products — 0.3%
Sturm Ruger & Co., Inc.	112,761	5,707,962
Vista Outdoor, Inc.(a)(b)	506,202	12,336,143
		18,044,105
Life Sciences Tools & Services — 0.3%
NeoGenomics, Inc.(a)	2,061,213	19,045,608
Machinery — 3.5%
3D Systems Corp.(a)(b)	2,132,667	15,781,736
Alamo Group, Inc.	45,442	6,434,587
Astec Industries, Inc.(b)	369,284	15,015,087
Barnes Group, Inc.(b)	823,958	33,658,684
CIRCOR International, Inc.(a)	332,237	7,960,399
Enerpac Tool Group Corp.(b)	315,724	8,035,176
ESCO Technologies, Inc.	134,621	11,784,722
Greenbrier Cos., Inc.	533,053	17,873,267
John Bean Technologies Corp.(b)	518,799	47,381,913
Proto Labs, Inc.(a)(b)	441,220	11,264,347
SPX Technologies, Inc.(a)	279,199	18,329,414
Standex International Corp.	62,746	6,425,818
Tennant Co.	302,369	18,616,859
Trinity Industries, Inc.	542,672	16,046,811
Wabash National Corp.	328,685	7,428,281
		242,037,101
Media — 0.8%
AMC Networks, Inc., Class A(a)(b)	457,517	7,169,291
EW Scripps Co., Class A, NVS(a)(b)	942,857	12,436,284
Gannett Co., Inc.(a)(b)	2,396,596	4,865,090
Scholastic Corp., NVS	485,020	19,138,889
Thryv Holdings, Inc.(a)(b)	500,177	9,503,363
		53,112,917
Metals & Mining — 2.5%
Arconic Corp.(a)(b)	1,651,440	34,944,470
ATI, Inc.(a)(b)	801,837	23,942,853
Carpenter Technology Corp.	789,574	29,166,864
Century Aluminum Co.(a)	836,813	6,845,130
Compass Minerals International, Inc.(b)	555,001	22,755,041
Haynes International, Inc.	66,530	3,039,756
Materion Corp.(b)	143,602	12,566,611
Olympic Steel, Inc.	154,849	5,199,829
SunCoke Energy, Inc.	1,357,368	11,714,086
TimkenSteel Corp.(a)	368,759	6,700,351
Warrior Met Coal, Inc.	369,639	12,804,295
		169,679,286
Mortgage Real Estate Investment Trusts (REITs) — 2.3%
Apollo Commercial Real Estate Finance, Inc.	2,109,540	22,698,650
Ellington Financial, Inc.	934,163	11,555,596
Franklin BSP Realty Trust, Inc.	1,341,124	17,300,500
Granite Point Mortgage Trust, Inc.	846,912	4,539,448
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Invesco Mortgage Capital, Inc.	314,548	$ 4,004,196
KKR Real Estate Finance Trust, Inc.	937,730	13,090,711
New York Mortgage Trust, Inc.	6,033,444	15,445,617
PennyMac Mortgage Investment Trust	1,445,975	17,915,630
Ready Capital Corp.	1,599,282	17,816,002
Redwood Trust, Inc.	1,844,148	12,466,440
Two Harbors Investment Corp.	1,404,478	22,148,618
		158,981,408
Multiline Retail — 0.1%
Big Lots, Inc.	472,481	6,945,471
Multi-Utilities — 0.7%
Avista Corp.	1,021,610	45,298,187
Oil, Gas & Consumable Fuels — 1.4%
Callon Petroleum Co.(a)(b)	417,637	15,490,156
Green Plains, Inc.(a)(b)	761,890	23,237,645
Par Pacific Holdings, Inc.(a)	905,296	21,048,132
Talos Energy, Inc.(a)	488,923	9,230,866
World Fuel Services Corp.	1,006,838	27,516,883
		96,523,682
Paper & Forest Products — 0.4%
Clearwater Paper Corp.(a)(b)	272,625	10,307,951
Mercer International, Inc.	377,949	4,399,326
Sylvamo Corp.	231,457	11,246,496
		25,953,773
Personal Products — 0.9%
Edgewell Personal Care Co.	438,190	16,887,842
Nu Skin Enterprises, Inc., Class A	805,200	33,947,232
USANA Health Sciences, Inc.(a)(b)	181,508	9,656,226
		60,491,300
Pharmaceuticals — 0.5%
ANI Pharmaceuticals, Inc.(a)	96,653	3,888,350
Ligand Pharmaceuticals, Inc.(a)(b)	120,515	8,050,402
Nektar Therapeutics(a)(b)	1,581,130	3,573,354
Phibro Animal Health Corp., Class A	334,461	4,485,122
Prestige Consumer Healthcare, Inc.(a)(b)	241,577	15,122,720
		35,119,948
Professional Services — 1.4%
Exponent, Inc.(b)	255,928	25,359,906
Forrester Research, Inc.(a)	183,751	6,570,936
Heidrick & Struggles International, Inc.	323,726	9,054,616
Kelly Services, Inc., Class A, NVS(b)	563,715	9,526,783
Korn Ferry	452,676	22,914,459
Resources Connection, Inc.	522,395	9,601,620
TrueBlue, Inc.(a)	532,946	10,435,083
		93,463,403
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.(a)(b)	1,771,173	11,317,795
Cushman & Wakefield PLC(a)	1,963,891	24,470,082
Douglas Elliman, Inc.	1,108,486	4,511,538
Marcus & Millichap, Inc.(b)	0	—
RE/MAX Holdings, Inc., Class A	298,728	5,568,290
		45,867,705
Road & Rail — 0.5%
ArcBest Corp.(b)	398,013	27,876,831
Heartland Express, Inc.(b)	267,903	4,109,632
		31,986,463
Semiconductors & Semiconductor Equipment — 1.3%
CEVA, Inc.(a)	148,706	3,803,900

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.(a)	263,983	$ 8,460,655
FormFactor, Inc.(a)	1,256,571	27,933,573
Ichor Holdings Ltd.(a)	468,353	12,561,227
Semtech Corp.(a)	463,167	13,288,261
SMART Global Holdings, Inc.(a)	790,736	11,766,152
Ultra Clean Holdings, Inc.(a)	333,150	11,043,923
		88,857,691
Software — 1.2%
8x8, Inc.(a)	989,566	4,274,925
Adeia, Inc.(b)	1,708,211	16,193,840
Cerence, Inc.(a)(b)	640,824	11,874,469
Consensus Cloud Solutions, Inc.(a)(b)	92,643	4,980,488
Digital Turbine, Inc.(a)(b)	529,220	8,065,313
Ebix, Inc.	383,468	7,654,021
LivePerson, Inc.(a)(b)	543,994	5,516,099
LiveRamp Holdings, Inc.(a)(b)	486,928	11,413,592
OneSpan, Inc.(a)(b)	297,448	3,328,443
Xperi, Inc.(a)(b)	682,137	5,873,200
		79,174,390
Specialty Retail — 7.6%
Aaron’s Co., Inc.	498,378	5,955,617
Abercrombie & Fitch Co., Class A(a)	804,107	18,422,091
Academy Sports & Outdoors, Inc.(b)	688,470	36,172,214
American Eagle Outfitters, Inc.	2,837,757	39,615,088
America’s Car-Mart, Inc.(a)(b)	94,721	6,844,539
Asbury Automotive Group, Inc.(a)(b)	198,334	35,551,370
Bed Bath & Beyond, Inc.(a)(b)	756,768	1,899,488
Boot Barn Holdings, Inc.(a)	189,218	11,829,909
Buckle, Inc.	149,752	6,791,253
Caleres, Inc.	593,341	13,219,637
Chico’s FAS, Inc.(a)	2,025,458	9,965,253
Children’s Place, Inc.(a)	212,663	7,745,186
Designer Brands, Inc., Class A(b)	829,580	8,113,292
Genesco, Inc.(a)(b)	202,510	9,319,510
Group 1 Automotive, Inc.(b)	237,483	42,834,809
Guess?, Inc.(b)	496,565	10,273,930
Haverty Furniture Cos., Inc.	104,866	3,135,493
Hibbett, Inc.(b)	98,441	6,715,645
Leslie’s, Inc.(a)(b)	845,032	10,317,841
MarineMax, Inc.(a)	348,669	10,885,446
Monro, Inc.(b)	511,468	23,118,354
National Vision Holdings, Inc.(a)(b)	538,910	20,888,152
ODP Corp.(a)	657,011	29,920,281
Rent-A-Center, Inc.	817,679	18,438,661
Sally Beauty Holdings, Inc.(a)	1,740,088	21,785,902
Shoe Carnival, Inc.	279,923	6,692,959
Signet Jewelers Ltd.	753,003	51,204,204
Sleep Number Corp.(a)(b)	358,417	9,311,674
Sonic Automotive, Inc., Class A	271,436	13,373,652
Urban Outfitters, Inc.(a)(b)	974,223	23,235,219
Zumiez, Inc.(a)(b)	255,318	5,550,613
		519,127,282
Technology Hardware, Storage & Peripherals — 0.1%
Avid Technology, Inc.(a)(b)	222,953	5,928,320
Corsair Gaming, Inc.(a)(b)	277,853	3,770,465
		9,698,785
Textiles, Apparel & Luxury Goods — 1.6%
G-III Apparel Group Ltd.(a)	696,599	9,550,372
Kontoor Brands, Inc.	804,414	32,168,516
Movado Group, Inc.	259,214	8,359,652
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	73,299	$ 6,830,001
Steven Madden Ltd.	1,192,568	38,114,473
Wolverine World Wide, Inc.	1,287,358	14,070,823
		109,093,837
Thrifts & Mortgage Finance — 2.0%
Axos Financial, Inc.(a)	399,717	15,277,184
Capitol Federal Financial, Inc.	1,809,597	15,653,014
NMI Holdings, Inc., Class A(a)(b)	665,972	13,918,815
Northfield Bancorp, Inc.	313,109	4,925,204
Provident Financial Services, Inc.	787,359	16,817,988
TrustCo Bank Corp.	104,735	3,936,989
Walker & Dunlop, Inc.	500,110	39,248,633
WSFS Financial Corp.	599,145	27,165,234
		136,943,061
Tobacco — 0.5%
Universal Corp.	400,530	21,151,989
Vector Group Ltd.	1,198,015	14,208,458
		35,360,447
Trading Companies & Distributors — 1.3%
DXP Enterprises, Inc.(a)	257,425	7,092,059
GMS, Inc.(a)	690,922	34,407,916
NOW, Inc.(a)	1,795,785	22,806,469
Veritiv Corp.	219,793	26,751,006
		91,057,450
Water Utilities — 0.6%
American States Water Co.	186,303	17,242,343
California Water Service Group	338,746	20,541,557
Middlesex Water Co.(b)	76,500	6,018,255
		43,802,155
Wireless Telecommunication Services — 0.5%
Gogo, Inc.(a)(b)	369,359	5,451,739
Shenandoah Telecommunications Co.	818,775	13,002,147
Telephone & Data Systems, Inc.	1,629,193	17,090,234
		35,544,120
Total Long-Term Investments — 95.9% (Cost: $7,464,105,823)		6,540,222,843
Short-Term Securities
Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	291,850,381	291,937,936
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	272,922,643	272,922,643
Total Short-Term Securities — 8.3% (Cost: $564,712,507)		564,860,579
Total Investments — 104.2% (Cost: $8,028,818,330)		7,105,083,422
Liabilities in Excess of Other Assets — (4.2)%		(284,452,301)
Net Assets — 100.0%		$ 6,820,631,121
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P Small-Cap 600 Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 274,022,994	$ 17,781,371(a)	$ —	$ (4,248)	$ 137,819	$ 291,937,936	291,850,381	$ 804,784(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	68,870,000	204,052,643(a)	—	—	—	272,922,643	272,922,643	1,464,839	219
				$ (4,248)	$ 137,819	$ 564,860,579		$ 2,269,623	$ 219
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russel 2000 E-Mini Index	238	03/17/23	$ 21,074	$ (20,418)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short		Goldman Sachs Bank USA(b)	01/23/23–01/23/23	$ 62,616,357	$ 309,005(c)	$ 63,020,151	0.9%
		HSBC Bank PLC(d)	01/23/23–01/23/23	57,838,307	231,851(e)	58,175,552	0.8
		JPMorgan Chase Bank NA(f)	01/23/23–01/23/23	135,024,173	1,596,175(g)	136,765,337	2.0
					$ 2,137,031	$ 257,961,040
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(94,789) of net dividends payable for referenced securities purchased and financing fees.
(e)	Amount includes $(105,394) of net dividends payable for referenced securities purchased and financing fees.
(g)	Amount includes $(144,989) of net dividends payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P Small-Cap 600 Value ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp.	7,308	$ 344,499	0.5%
BankUnited, Inc.	153,787	5,224,144	8.3
Berkshire Hills Bancorp, Inc.	2,374	70,983	0.1
Brookline Bancorp, Inc.	243,424	3,444,450	5.5
Customers Bancorp., Inc.	73,152	2,073,128	3.3
First Commonwealth Financial Corp.	90,844	1,269,091	2.0
First Financial Bancorp	4,781	115,844	0.2
Hope Bancorp, Inc.	48,971	627,318	1.0
Northwest Bancshares, Inc.	4,947	69,159	0.1
Pacific Premier Bancorp, Inc.	21,796	687,882	1.1
Renasant Corp.	99,006	3,721,635	5.9
Simmons First National Corp., Class A	43,712	943,305	1.5
United Community Banks, Inc.	1,770	59,826	0.1
		18,651,264
Commercial Services & Supplies
Pitney Bowes, Inc.	2,851	10,834	0.0
Consumer Finance
Bread Financial Holdings, Inc.	373,214	14,055,239	22.3
Green Dot Corp., Class A	24,813	392,542	0.6
		14,447,781
Equity Real Estate Investment Trusts (REITs)
Outfront Media, Inc.	209,235	3,469,116	5.5
Insurance
Horace Mann Educators Corp.	1,749	65,360	0.1
James River Group Holdings Ltd.	66,390	1,388,215	2.2
ProAssurance Corp.	101,852	1,779,354	2.8
		3,232,929
Oil, Gas & Consumable Fuels
Green Plains, Inc.	122,209	3,727,374	5.9
Semiconductors & Semiconductor Equipment
Semtech Corp.	203,632	5,842,202	9.3
Specialty Retail
MarineMax, Inc.	2,158	67,373	0.1
Thrifts & Mortgage Finance
Provident Financial Services, Inc.	193,010	4,122,694	6.6
WSFS Financial Corp.	208,394	9,448,584	15.0
		13,571,278
Net Value of Reference Entity — Goldman Sachs Bank USA		$63,020,151

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P Small-Cap 600 Value ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Air Freight & Logistics
Hub Group, Inc.	1,879	$ 149,362	0.3%
Banks
Ameris Bancorp	13,551	638,794	1.1
Banc of California, Inc.	181,772	2,895,628	5.0
BankUnited, Inc.	11,650	395,751	0.7
Brookline Bancorp, Inc.	8,488	120,105	0.2
Central Pacific Financial Corp.	3,834	77,754	0.1
Columbia Banking System, Inc.	2,296	69,178	0.1
Eagle Bancorp., Inc.	235,395	10,373,858	17.8
First Bancorp./Southern Pines NC	1,633	69,958	0.1
Hope Bancorp., Inc.	221,078	2,832,009	4.9
Independent Bank Corp.	963	81,306	0.1
Pacific Premier Bancorp., Inc.	308,686	9,742,130	16.8
Pathward Financial, Inc.	1,598	68,794	0.1
Renasant Corp.	27,474	1,032,748	1.8
S&T Bancorp., Inc.	2,010	68,702	0.1
Seacoast Banking Corp. of Florida	4,905	152,987	0.3
Simmons First National Corp., Class A	19,185	414,012	0.7
Southside Bancshares, Inc.	759	27,316	0.1
Trustmark Corp.	2,038	71,147	0.1
United Community Banks, Inc.	12,288	415,334	0.7
		29,547,511
Commercial Services & Supplies
GEO Group, Inc.	54,991	602,151	1.0
Pitney Bowes, Inc.	547,570	2,080,766	3.6
		2,682,917
Consumer Finance
Green Dot Corp., Class A	147,975	2,340,965	4.0
Electronic Equipment, Instruments & Components
Rogers Corp.	2,456	293,099	0.5
ScanSource, Inc.	2,323	67,878	0.1
		360,977
Equity Real Estate Investment Trusts (REITs)
Brandywine Realty Trust	317,332	1,951,592	3.4
Getty Realty Corp.	1,974	66,820	0.1
Outfront Media, Inc.	22,661	375,719	0.6
		2,394,131
Gas Utilities
Chesapeake Utilities Corp.	885	104,589	0.2
Insurance
Employers Holdings, Inc.	1,650	71,164	0.1
Genworth Financial, Inc., Class A	160,544	849,278	1.5
Horace Mann Educators Corp.	18,332	685,067	1.2
James River Group Holdings Ltd.	3,209	67,100	0.1
ProAssurance Corp.	22,857	399,312	0.7
Safety Insurance Group, Inc.	958	80,721	0.1

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P Small-Cap 600 Value ETF
	Shares	Value	% of Basket Value
Insurance (continued)
Stewart Information Services Corp.	164,624	$ 7,034,383	12.1%
United Fire Group, Inc.	2,430	66,485	0.1
		9,253,510
Multi-Utilities
Avista Corp.	23,108	1,024,609	1.8
Oil, Gas & Consumable Fuels
Green Plains, Inc.	83,089	2,534,215	4.4
Thrifts & Mortgage Finance
Capitol Federal Financial, Inc.	63,407	548,470	0.9
Northfield Bancorp., Inc.	4,585	72,122	0.1
Provident Financial Services, Inc.	244,563	5,223,866	9.0
TrustCo Bank Corp. NY	1,824	68,564	0.1
WSFS Financial Corp.	4,997	226,564	0.4
		6,139,586
Water Utilities
Middlesex Water Co.	20,887	1,643,180	2.8
Net Value of Reference Entity — HSBC Bank PLC		$58,175,552
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Banc of California, Inc.	3,616	$ 57,603	0.0%
Brookline Bancorp., Inc.	186,881	2,644,366	1.9
Central Pacific Financial Corp.	227,274	4,609,117	3.4
Customers Bancorp., Inc.	48,410	1,371,939	1.0
Eagle Bancorp., Inc.	101,112	4,456,006	3.3
HomeStreet, Inc.	65,192	1,797,995	1.3
National Bank Holdings Corp., Class A	12,868	541,357	0.4
Pacific Premier Bancorp., Inc.	225,739	7,124,323	5.2
Pathward Financial, Inc.	94,685	4,076,189	3.0
Seacoast Banking Corp. of Florida	114,477	3,570,538	2.6
Simmons First National Corp., Class A	205,096	4,425,972	3.2
Southside Bancshares, Inc.	40,578	1,460,402	1.1
United Community Banks, Inc./GA	52,943	1,789,474	1.3
Veritex Holdings, Inc.	295,492	8,297,415	6.1
		46,222,696
Commercial Services & Supplies
GEO Group, Inc. (The)	226,361	2,478,653	1.8
Consumer Finance
Bread Financial Holdings, Inc.	110,534	4,162,710	3.1
Green Dot Corp., Class A	588,556	9,310,956	6.8
		13,473,666
Electronic Equipment, Instruments & Components
Rogers Corp.	113,792	13,579,937	9.9

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P Small-Cap 600 Value ETF
	Shares	Value	% of Basket Value
Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	514,485	$ 7,382,860	5.4%
Brandywine Realty Trust	26,498	162,963	0.1
Outfront Media, Inc.	1,049,442	17,399,748	12.7
		24,945,571
Insurance
Genworth Financial, Inc., Class A	857,974	4,538,682	3.3
Horace Mann Educators Corp.	72,340	2,703,346	2.0
James River Group Holdings Ltd.	12,350	258,239	0.2
		7,500,267
Multi-Utilities
Avista Corp.	155,821	6,909,103	5.1
Semiconductors & Semiconductor Equipment
Semtech Corp.	369,209	10,592,606	7.7
Thrifts & Mortgage Finance
Capitol Federal Financial, Inc.	228,441	1,976,015	1.4
WSFS Financial Corp.	189,654	8,598,912	6.3
		10,574,927
Water Utilities
Middlesex Water Co.	6,202	487,911	0.4
Net Value of Reference Entity — JPMorgan Chase Bank NA		$136,765,337
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P Small-Cap 600 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 6,540,222,841	$ —	$ 2	$ 6,540,222,843
Short-Term Securities
Money Market Funds	564,860,579	—	—	564,860,579
	$ 7,105,083,420	$ —	$ 2	$ 7,105,083,422
Derivative Financial Instruments
Liabilities
Equity Contracts	$ (20,418)	$ 2,137,030	$ —	$ 2,116,612
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust